Investment Objectives and Goals	Nov. 07, 2025
T-REX 2X Long XRP Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long XRP Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of XRP. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long SOL Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long SOL Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SOL. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.